Employee Benefits (Tables)	9 Months Ended
Jul. 31, 2023
Employee Benefits
Summary of Employee Benefit Plans Expenses
The following table summarizes expenses for the Bank’s principal pension and non-pension
post-retirement defined benefit plans and the Bank’s other material defined benefit pension plans, for the three and nine months ended July 31, 2023 and July 31, 2022. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.
Defined Benefit Plan Expenses

(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension plans 1
	For the three months ended
	July 31 2023	July 31 2022	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Service cost – benefits earned	$62	$104	$2	$2	$5	$6
Net interest cost (income) on net defined benefit liability (asset)	(25)	(6)	5	3	6	5
Interest cost on asset limitation and minimum funding requirement	5	–	–	–	–	–

Defined benefit administrative expenses	2	2	–	–	1	1
Total	$44	$100	$7	$5	$12	$12

	For the nine months ended
	July 31 2023	July 31 2022	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Service cost – benefits earned	$186	$312	$4	$6	$13	$18
Net interest cost (income) on net defined benefit liability (asset)	(75)	(18)	15	10	17	14
Interest cost on asset limitation and minimum funding requirement	15	–	–	–	2	–

Defined benefit administrative expenses	7	7	–	–	4	3
Total	$133	$301	$19	$16	$36	$35

1
Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and supplemental executive defined benefit pension plans.

Summary of Remeasurement of Defined Benefit Plans
The following table summarizes expenses for the Bank’s defined contribution plans for the three and nine months ended July 31, 2023 and July 31, 2022.
Defined Contribution Plan Expenses

(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Defined contribution pension plans 1	$62	$50	$188	$148

Government pension plans 2	110	95	404	335
Total	$172	$145	$592	$483

1	Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k) plan.
2	Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S. Federal Insurance Contributions Act .

Summary of Expenses for Bank's Defined Contribution Plans
The following table summarizes the remeasurements recognized in OCI for the Bank’s principal pension and post-retirement defined benefit plans for the three and nine months ended July 31, 2023 and July 31, 2022.
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans
1,2,3

(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan
		For the three months ended
	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Remeasurement gain/(loss) – financial	$253	$231	$13	$(6)
Remeasurement gain/(loss) – return on plan assets less interest income	(412)	156	–	–

Change in asset limitation and minimum funding requirement	11	–	–	–
Total	$(148)	$387	$13	$(6)

		For the nine months ended
	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Remeasurement gain/(loss) – financial	$(276)	$2,132	$(14)	$76
Remeasurement gain/(loss) – return on plan assets less interest income	12	(704)	–	–

Change in asset limitation and minimum funding requirement	190	–	–	–
Total	$(74)	$1,428	$(14)	$76

1
Excludes the Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, supplemental executive retirement plans, and other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes as these plans are not remeasured on a quarterly basis.

2	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. All other assumptions are updated annually.
3	Amounts are presented on a pre-tax basis.